Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other long-term liabilities [Abstract]
Schedule of Composition of Other Long-term Liabilities
	December 31,
	2016	2017
	NIS millions	NIS millions
Long-term trade payables	3	1
Deferred revenue	2	3
Derivative financial instruments	15	-
Other	11	11
	31	15